Share Capital and Share Premium (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Authorised share capital
	December 31,
	2019	2018	2017
Authorised share capital:
500,000,000 Common shares of par value $0.004 each	2,000	2,000	2,000
100,000,000 Class B Common shares of par value $0.001 each	100	100	100
100,000,000 Preferred shares of par value $0.001 each	100	100	100
Total authorised share capital	2,200	2,200	2,200

Common shares issued and fully paid
Common Shares issued and fully paid	Number of shares	USD
As at January 1, 2017	262,755	1
Issued during the year for share based compensation (note 12)	2,094	-
Issuance of common stock	2,750,000	11
Issuance of common stock due to exercise of warrants	148,181	1
As at December 31, 2017	3,163,030	13
Issued during the year for share based compensation (note 12)	8,797	-
Issuance of common stock due to exercise of warrants	37,500	-
As at December 31, 2018	3,209,327	13
Issued during the year for share based compensation (note 12)	17,998	-
Issuance of common stock due to conversion of loan	1,999,834	8
As at December 31, 2019	5,227,159	21